Fair Value Measurement (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Assets:
Equity securities		$ 12,929	$ 1,001
Government and corporate debentures		1,209	53,743
Dividend preference derivative in TSG (1)	[1]	2,400	2,140
Total financial assets		1,563,637	1,354,522
Liabilities:
Redeemable non-controlling interests (2)	[2]	52,876	46,484
Contingent consideration (2)	[2]	6,769	10,218
Total financial liabilities		59,645	56,702
Fair value measurements, Level 1 [member]
Assets:
Equity securities			1,001
Government and corporate debentures			6,019
Dividend preference derivative in TSG (1)	[1]
Total financial assets			7,020
Liabilities:
Redeemable non-controlling interests (2)	[2]
Contingent consideration (2)	[2]
Total financial liabilities
Fair value measurements, Level 2 [member]
Assets:
Equity securities		12,929
Government and corporate debentures		1,209	47,724
Dividend preference derivative in TSG (1)	[1]
Total financial assets		14,138	47,724
Liabilities:
Redeemable non-controlling interests (2)	[2]
Contingent consideration (2)	[2]
Total financial liabilities
Fair value measurements, Level 3 [member]
Assets:
Equity securities
Government and corporate debentures
Dividend preference derivative in TSG (1)	[1]	2,400	2,140
Total financial assets		2,400	2,140
Liabilities:
Redeemable non-controlling interests (2)	[2]	52,876	46,484	[3]
Contingent consideration (2)	[2]	6,769	10,218	[3]
Total financial liabilities		$ 59,645	$ 56,702

[1]	The fair value of dividend preference derivative in TSG was estimated using the Monte-Carlo simulation technique.
[2]	The fair value of redeemable non-controlling interests and contingent consideration was determined based on the present value of the future expected cash flow.
[3]	Adjustment to comparative data